Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	May 04, 2026	Apr. 06, 2026	Dec. 04, 2025	Nov. 04, 2025	Apr. 02, 2026	Oct. 31, 2025
Subsequent Events [Line Items]
Aggregate monthly extension fee	$ 150,000				$ 150,000	$ 150,000
Extension payment						$ 150,000
Principal amount	$ 150,000
Sponsor [Member]
Subsequent Events [Line Items]
Unsecured promissory notes			$ 150,000	$ 150,000
Price per shares (in Dollars per share)			$ 10	$ 10
Working Capital Note [Member]
Subsequent Events [Line Items]
Principal amount		$ 150,000
Class A Ordinary Shares [Mmeber]
Subsequent Events [Line Items]
Number of shares (in Shares)			1	1
Ordinary share, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary share right			one	one